Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
As of December 31, 2023 and 2022, $5,236 and $263,785, respectively, were due to former members and affiliates primarily for reimbursable transaction costs as well as distributions to former members of $1,159,712 as a part of the Business Combination as of December 31, 2023. As of December 31, 2023 and 2022, $1,007,528 and $2,904,646, respectively, was due from affiliates, respectively. The majority of the due from affiliate amount as of December 31, 2022 represents transaction costs incurred by the Company related to the planned business combination in which ERES had committed to reimburse the Company upon the consummation of the merger.
The SPV Purchase and Sale Note of $25,000,000 was recorded as a related party transaction due to transfers of cash and policies between the Company and the SPV, which is jointly owned by the Sponsor and former members of LMA and Abacus. Also, the Sponsor PIK Note for $10,471,648 is also recorded as a related party transaction due to the relationship between the Sponsor and the Company. Refer to Note 13, Long-Term Debt, for more information.
The Company has a related-party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”). The Company also earns service revenue related to policy and administrative services on behalf of Nova Funds. The servicing fee is equal to 50 basis points (0.50%) times the monthly invested amount in policies held by Nova Funds divided by 12. The Company earned $778,678 and $818,300 in service revenue related to Nova Funds for the years ended December 31, 2023 and 2022, respectively.
As of December 31, 2023, and 2022, there were $79,509 and $196,289, respectively owed from the Nova Funds, which are included as related-party receivables in the accompanying consolidated balance sheets.
The Company also originates policies for the Nova Funds. For its origination services to the Nova Funds, the Company earns origination fees equal to the lesser of (i) 2% of the net death benefit for the policy or (ii) $20,000. In addition to the Nova Funds, the Company also has other affiliated investors that provide origination services. For the year ended December 31, 2022, the Company did not earn any related party origination revenue for the Nova Funds. For the year ended December 31, 2023, revenue earned, and contracts originated are below.

Year Ended December 31, 2023
Origination fee revenue	$259,517
Transaction reimbursement revenue	235,455
Total	$494,972
Cost	$99,456
Face value	$46,650,000
Total policies	7
Average Age	70

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
Abacus has a related-party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”) as the owners of Abacus jointly own 11% of the Nova Funds. For the six months ended June 30, 2023 and year ended December 31, 2022, Abacus originated 72 and 333 policies, respectively, for the Nova Funds with a total value of $96,674,080 and $481,648,010, respectively. For its origination services to the Nova Funds, Abacus earns origination fees equal to the lesser of (i) 2% of the net death benefit for the policy or (ii) $20,000. For three months ended June 30, 2023 and 2022, and for the six months ended June 30, 2023 and nine months ended September 30, 2022, revenue earned, and contracts originated are as follows:

	Six Months Ended June 30 2023	Year Ended December 31 2022
Origination fee revenue	$2,952,837	$6,586,922
Commissions and transaction reimbursement revenue	140,960	8,656,885
Total	$3,093,797	$15,243,806
Cost	$11,656,637	$87,143,005
Face value	96,674,080	481,648,010
Total policies	72	333
Average Age	75	75
In addition to the Nova Funds, Abacus also has another affiliated investor that they provide origination services for. Total revenue earned related to the other affiliated investor was $6,838,141 and $2,909,650, of which $6,794,641 and $2,268,150 related to LMA, for the six months ended June 30, 2023 and year ended December 31, 2022, respectively. Total cost of revenue related to the other affiliated investor was $5,020,603 and $2,365,650, of which $5,012,103 and $1,899,150 related to LMA for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively. In addition, there is a related party receivable due from LMA related to transaction expenses of $19,246 and $227,555 as of June 30, 2023 and December 31, 2022, respectively, which is included as due from members and affiliates in the accompanying balance sheets.